Components of Income Tax Expense (Detail) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal													$ 3,363,290	$ 2,484,372	$ 1,757,098
State													577,401	473,037	347,382
Deferred													(10,352)	255,638	331,399
Income Tax Expense (Benefit)	$ 870,000	$ 1,049,000	$ 1,042,000	$ 969,000	$ 873,000	$ 815,000	$ 793,000	$ 732,000	$ 682,000	$ 641,000	$ 629,000	$ 484,000	$ 3,930,339	$ 3,213,047	$ 2,435,879